Operating loss	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Operating loss
Operating loss

	Year ended December 31, 2015	Year ended December 31, 2016	Year ended December 31, 2017
	£'000s	£'000s	£'000s
Operating Loss is stated after charging:
Research and development costs:
Employee benefits (note 8)	1,322	2,037	3,435
Amortization of patents (note 12)	43	51	111
Legal, professional consulting and listing fees	—	—	331
Loss on disposal of patents	136	—	—
Other research and development expenses	5,769	2,434	19,840
Total research and development costs	7,270	4,522	23,717
General and administrative costs:
Employee benefits (note 8)	625	865	2,857
Legal, professional consulting and listing fees	608	884	2,045
Amortization of computer software (note 12)	—	1	5
Loss on disposal of property, plant and equipment (note 13)	—	3	—
Depreciation of property, plant and equipment (note 13)	10	10	7
Operating lease charge — land and buildings	157	169	294
Loss on variations in foreign exchange rate	21	139	36
Other general and administrative expenses	285	427	795
Total general and administrative costs	1,706	2,498	6,039
Operating loss	8,976	7,020	29,756